Loss Per Share (Details) (USD $)	3 Months Ended			12 Months Ended		26 Months Ended
	Mar. 31, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
LOSS PER SHARE
Net Loss	$ (8,735)	$ (426,054)	$ (399,072)	$ (37,589)	$ (29,945)	$ (76,269)
Weighted average number of common shares used in basic earnings per share		6,880,278	5,133,096	5,000,000	3,210,383
Effect of dilutive securities, stock options and warrants
Weighted average number of common shares and potential dilutive common shares outstanding used in dilutive earnings per share		6,880,278	5,133,096